CONDENSED INTERIM CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Income Statement [Abstract]
REVENUES	$ 362,138	$ 310,090	$ 709,352	$ 610,261
COST OF REVENUES	288,383	252,385	565,783	500,013
GROSS PROFIT	73,755	57,705	143,569	110,248
OPERATING COSTS AND EXPENSES:
Research and development	21,081	19,424	41,424	38,838
Marketing, general and administrative	18,671	16,154	35,662	32,845
TOTAL OPERATING COSTS AND EXPENSES	39,752	35,578	77,086	71,683
OPERATING PROFIT	34,003	22,127	66,483	38,565
FINANCING AND OTHER INCOME (EXPENSE), NET	(484)	1,831	(8,326)	(282)
PROFIT BEFORE INCOME TAX	33,519	23,958	58,157	38,283
INCOME TAX BENEFIT (EXPENSE), NET	(2,202)	(2,484)	3,674	(778)
NET PROFIT	31,317	21,474	61,831	37,505
Net income attributable to non-controlling interest	(451)	(2,422)	(2,643)	(1,433)
NET PROFIT ATTRIBUTABLE TO THE COMPANY	$ 30,866	$ 19,052	$ 59,188	$ 36,072
BASIC EARNINGS PER ORDINARY SHARE:
Earnings per share	$ 0.29	$ 0.18	$ 0.55	$ 0.34
Weighted average number of ordinary shares outstanding	108,043	106,956	107,992	106,885
DILUTED EARNINGS PER ORDINARY SHARE:
Earnings per share	$ 0.28	$ 0.18	$ 0.54	$ 0.33
Net profit used for diluted earnings per share	$ 30,866	$ 19,052	$ 59,188	$ 36,072
Weighted average number of ordinary shares outstanding used for diluted earnings per share	109,629	108,277	109,545	108,213